UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number:
                  --------------------------------------------

                               The Appleton Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        45 Milk Street, Boston, MA 02109
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 James I. Ladge
                        45 Milk Street, Boston, MA 02109
               --------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                              Thomas J. Kelly, Esq.
               Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
                               1 Financial Center
                                Boston, MA 02110
                                 (617) 542-6000

               Registrant's telephone number, including area code:
                                 (617) 338-0700

Date of fiscal year end:  12/31

Date of reporting period:  9/30

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


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

ITEM 1. SCHEDULE OF INVESTMENTS

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 2004
                                   (Unaudited)

SHARES                                                                  VALUE

          COMMON STOCKS -- 97.0%

          CONSUMER, CYCLICAL -- 8.1%
  3,100   BorgWarner, Inc.                                           $  134,199
  3,500   Newell Rubbermaid, Inc.                                        70,140
  1,750   NIKE, Inc.                                                    137,900
  2,500   Pulte Homes, Inc.                                             153,425
                                                                     ----------
                                                                        495,664
                                                                     ----------

          CONSUMER, NON-CYCLICAL -- 15.9%
  4,000   Avon Products, Inc.                                           174,720
  4,500   Kellogg Co.                                                   191,970
  3,000   PepsiCo, Inc.                                                 145,950
  3,000   Procter & Gamble Co.                                          162,360
  4,000   Target Corp.                                                  181,000
  2,250   Wal-Mart Stores, Inc.                                         119,700
                                                                     ----------
                                                                        975,700
                                                                     ----------

          ENERGY -- 9.6%
  4,000   Apache Corp.                                                  200,440
  4,400   Exxon Mobil Corp.                                             212,652
  3,500   Weatherford International Ltd.*                               178,570
                                                                     ----------
                                                                        591,662
                                                                     ----------

          FINANCIAL SERVICES -- 16.7%
  4,996   Bank of America Corp.                                         216,476
  3,500   Citigroup, Inc.                                               154,420
  9,000   Friedman, Billings, Ramsey Group, Inc.                        171,900
  3,000   Merrill Lynch & Co., Inc.                                     149,160
  4,000   SAFECO Corp.                                                  182,600
  2,500   Wells Fargo & Co.                                             149,075
                                                                     ----------
                                                                      1,023,631
                                                                     ----------


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

                          APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 2004
                                   (Unaudited)

SHARES                                                                  VALUE

          HEALTHCARE -- 15.0%
  3,250   C.R. Bard, Inc.                                            $  184,048
  2,500   Forest Laboratories, Inc.                                     112,450
  2,750   Johnson & Johnson                                             154,908
  5,400   Pfizer, Inc.                                                  165,240
  1,000   Quest Diagnostics, Inc.*                                       88,220
  2,750   Zimmer Holdings, Inc.*                                        217,359
                                                                     ----------
                                                                        922,225
                                                                     ----------

          INDUSTRIAL -- 13.2%
  1,800   3M Co.                                                        143,946
  3,500   Danaher Corp.                                                 179,480
  2,250   Eaton Corp.                                                   142,673
  4,500   General Electric Co.                                          151,110
  4,500   Teekay Shipping Corp.                                         193,905
                                                                     ----------
                                                                        811,114
                                                                     ----------

          MATERIALS -- 3.1%
  4,500   Praxair, Inc.                                                 192,330
                                                                     ----------

          TECHNOLOGY -- 13.2%
  6,000   Applied Materials*                                             98,940
  5,750   Check Point Software Tech*                                     97,578
  5,500   Cisco Systems*                                                 99,550
  1,250   International Business Machines Corp.                         107,175
  4,500   Iron Mountain, Inc.*                                          152,325
  4,000   Jabil Circuit, Inc.*                                           92,000
  6,000   Microsoft Corp.                                               165,900
                                                                     ----------
                                                                        813,468
                                                                     ----------

          TELECOMMUNICATIONS -- 2.2%
  3,350   Verizon Communications, Inc.                                  131,923
                                                                     ----------

          TOTAL COMMON STOCKS                                        $5,957,717
                                                                     ----------


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

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 2004
                                   (Unaudited)

SHARES                                                                  VALUE

         MONEY MARKETS -- 1.1%
69,498   First American Treasury Fund                                $    69,498
                                                                     -----------

         TOTAL INVESTMENT SECURITIES -- 98.1% (Cost $5,680,490)      $6,027,215

         OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.9%                  114,693
                                                                     -----------

         NET ASSETS -- 100.0%                                        $6,141,908
                                                                     ===========

*Non-income producing security.

Notes to Portfolio of Investments:

a) Securities valuation - The Appleton Equity Growth Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

b) Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

c) As of September 30, 2004, the aggregate identified cost for federal income tax purposes is $5,680,490, resulting in gross unrealized appreciation and depreciation of $699,805 and $353,080, respectively, and net unrealized appreciation of $346,725.


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

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      (b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.


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

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Appleton Funds


By: /s/ James I. Ladge
   --------------------------------
   Name  James I. Ladge
   Title President and Treasurer

Date: 11/29/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James I. Ladge
   --------------------------------
   Name   James I. Ladge
   Title  President and Treasurer

Date: 11/29/04


By: /s/ James I. Ladge
   --------------------------------
   Name   James I. Ladge
   Title  President and Treasurer

Date: 11/29/04


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